SUBORDINATED LIABILITIES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
SUBORDINATED LIABILITIES (Details) [Line Items]
	£ 1,008	[1]	£ 7,885
Subordinated liabilities	£ 17,922		19,831	£ 23,312
Undated subordinated liabilities [Member] | Primary Capital Undated Floating Rate Notes Series 1 [Member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Subordinated liabilities			101
Undated subordinated liabilities [Member] | Primary Capital Undated Floating Rate Notes Series 2 [Member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Subordinated liabilities			142
Undated subordinated liabilities [Member] | Primary Capital Undated Floating Rate Notes Series 3 [Member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Subordinated liabilities			110
Dated subordinated liabilities [Member] | 13% Subordinated Fixed to Fixed Rate Notes 2021 callable 2016 [Member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Subordinated liabilities			244
Dated subordinated liabilities [Member] | 10.125% Subordinated Fixed to Fixed Rate Notes 2021 callable 2016 [Member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Subordinated liabilities			233
Dated subordinated liabilities [Member] | 11.875% Subordinated Fixed to Fixed Rate Notes 2021 callable 2016 [Member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Subordinated liabilities			960
Dated subordinated liabilities [Member] | 10.75% Subordinated Fixed to Fixed Rate Notes 2021 callable 2016 [Member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Subordinated liabilities			466
Dated subordinated liabilities [Member] | 9.875% Subordinated Fixed to Fixed Rate Notes 2021 callable 2016 [Member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Subordinated liabilities			£ 456

[1]	The repurchases and redemptions resulted in cash outflows of 1,008 million.